INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Other intangible assets	$ 2,111	$ 2,739
Property, plant and equipment	39,808	26,724
Operating lease right-of-use assets	56,443	44,626
Accounts payable and accrued liabilities	26,380	35,570
Pension and postretirement benefits	38,646	29,364
Operating loss carry-forwards	119,477	113,913
Tax credit carry-forwards	11,074	9,021
Investments in unconsolidated affiliates	1,490	1,248
Other	21,820	11,976
Total deferred tax assets	317,249	275,181
Valuation allowances	(96,184)	(93,205)	$ (16,395)
Offset against deferred tax liabilities	(156,953)	(135,605)
Total deferred tax assets, net	64,112	46,371
Deferred tax liabilities:
Other intangible assets	19,445	20,562
DOLE brand	76,570	76,570
Property, plant and equipment	110,109	132,410
Operating lease right-of-use assets	54,581	43,349
Accounts payable and accrued liabilities	7,056	3,790
Pension and postretirement benefits	18,791	1,800
Investments in unconsolidated affiliates	369	172
Other	13,408	2,641
Total deferred tax liabilities	300,329	281,294
Offset against deferred tax assets	(156,953)	(135,605)
Total deferred tax liabilities, net	$ 143,376	$ 145,689